Retirement Benefits (Expected Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2014	$ 286
2015	298
2016	312
2017	328
2018	347
2019-2023	2,097
Non U.S. Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
2014	41
2015	42
2016	43
2017	44
2018	46
2019-2023	245
Postretirement Health Care Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
2014	25
2015	24
2016	23
2017	22
2018	21
2019-2023	$ 96